Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 142,361	$ 87,637
Interest-bearing deposits with banks	592,375	611,137
Federal funds sold	138	11,189
Total cash and cash equivalents	734,874	709,963
Trading securities		637
Investment securities available-for-sale (amortized cost $991,566 and $813,167 at December 31, 2012 and 2011, respectively)	1,006,744	826,274
Loans held for sale	11,276	20,746
Loans, net of deferred loan costs and fees	4,724,214	4,281,717
Less: allowance for loan losses	57,262	34,749
Loans, net	4,666,952	4,246,968
Other real estate owned	154,093	168,781
Receivable from FDIC	8,486	13,315
Indemnification asset	49,417	66,282
Premises and equipment, net	198,457	159,730
Goodwill	131,987	115,960
Intangible assets, net	28,636	26,692
Deferred income tax asset, net	183,157	140,047
Accrued interest receivable and other assets	132,874	90,985
Total assets	7,306,953	6,586,380
Deposits
Noninterest-bearing demand	895,274	683,258
Time deposits	2,070,698	2,189,436
Money market	1,125,967	868,375
Savings	492,187	296,355
Negotiable order of withdrawal accounts	1,288,742	1,087,760
Total deposits	5,872,868	5,125,184
Federal Home Loan Bank advances	1,460	221,018
Short-term borrowings	41,508	54,533
Long-term borrowings	180,430	140,101
Accrued interest payable and other liabilities	55,344	54,634
Total liabilities	6,151,610	5,595,470
Commitments and Contingencies (see note 1)
Shareholders' Equity
Preferred stock $0.01 par value: 50,000 shares authorized, 0 shares issued
Additional paid in capital	1,076,797	890,627
Retained earnings	68,641	18,150
Accumulated other comprehensive income	9,347	7,167
Noncontrolling interest		74,505
Total shareholders' equity	1,155,343	990,910
Total liabilities and shareholders' equity	7,306,953	6,586,380
Common stock-Class A
Shareholders' Equity
Common stock Value	330	200
Total shareholders' equity	330	200
Common stock-Class B
Shareholders' Equity
Common stock Value	228	261
Total shareholders' equity	$ 228	$ 261